Other Accounts Receivable and Prepaid Expenses - Schedule of Other Accounts Receivable and Prepaid Expenses (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Prepaid expenses	$ 184	$ 176
Government authorities	243	92
Advance payments to vendors	70	13
Deposits	9	30
Other accounts receivable		19
Other accounts receivable and prepaid expenses	$ 506	$ 330